Convertible Notes Payable (Details)	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)
Convertible Notes Payable Details
Convertible Notes Payable	$ 1,336,101	$ 1,115,000	$ 1,336,101	$ 1,026,995	$ 1,115,000		$ 1,115,000	$ 597,500
Convertible notes of term in years minimum			0	0
Convertible notes of term in years maximum			5	2
Convertible notes interest rate minimum			6.00%	6.00%
Convertible notes interest rate maximum			10.00%	12.00%
Discount	(252,704)	(381,747)	$ (252,704)	$ (349,297)	(381,747)		(381,747)
Total	1,083,397	733,253	1,083,397	677,698	733,253		733,253	597,500
Amortization of the Discount	$ 365,011	$ 58,107	$ 740,526	543,164	$ 94,851	$ 77,743	172,594	26,762
Interst Expense				$ 1,179,140		$ 0	$ 222,127	$ 0
Conversion Rate Minmimum				1.00%			1.00%
Conversion Rate Maximum				50.00%			50.00%